UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2010

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

    Sit Tax-Free Income Fund (Series A)

    Sit Minnesota Tax-Free Income Fund (Series B)

    Sit High Income Municipal Bond Fund – Class I (Series D)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 92.2%
Alabama - 0.6%
400,000	ASMS Public Education Building Rev. (ASMSF LLC Proj.) (AMBAC Insured) [9]	4.38	9/1/26	379,040
215,000	Birmingham-Southern College Private Education Building Rev.	5.35	12/1/19	187,603
290,000	University of West Alabama General Fee Rev. (AMBAC Insured)	5.10	1/1/19	290,177

				856,820

Alaska - 0.3%
500,000	AK Hsg. Finance Corp. Mtg. Rev. (GO of Corp. Insured)	4.50	12/1/35	486,105

Arizona - 3.0%
1,059,990	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	880,597
345,000	Pima Co. Industrial Dev. Auth. Education Rev. (American Charter Schools Foundation Proj.)	5.13	7/1/15	342,136
190,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.) [4]	6.10	7/1/24	174,291
500,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	5.00	7/1/26	399,060
450,000	Pima Co. Industrial Dev. Auth. Education Rev. (Center For Academic Success Proj.) [4]	5.38	7/1/22	400,725
490,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	478,495
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	245,802
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (Noah Webster Basic School Proj.)	5.25	12/15/16	247,605
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	344,300
250,000	Pima Co. Industrial Dev. Auth. Rev. (Tucson Electric Power Company Proj.)	5.75	9/1/29	247,160
500,000	Quail Creek Community Facs. District G.O.	5.15	7/15/16	481,710
150,000	Westpark Community Facs. District G.O.	4.90	7/15/16	143,158

				4,385,039

California - 10.3%
500,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	475,140
250,000	Alameda Corridor Transportation Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.71	10/1/24	196,927
340,000	CA Co. Tobacco Securitization Agy. Rev. (Golden Gate Tobacco Proj.)	4.50	6/1/21	289,330
500,000	CA Co. Tobacco Securitization Agy. Rev. (Golden Gate Tobacco Proj.)	5.00	6/1/36	350,760
350,000	CA Community Hsg. Fin. Agy. Lease Rev. Pass Thru Obligation	4.85	11/1/12	190,473
500,000	CA Department of Veteran Affairs Home Purchase Rev. (AMBAC Insured)	5.35	12/1/27	500,090
600,000	CA Finance Auth. Education Rev. (American Heritage Education Foundation Proj.)	5.25	6/1/26	507,912
250,000	CA Finance Auth. Rev. (Kern Regional Center Proj.) [9]	6.88	5/1/25	258,575
250,000	CA Finance Auth. Rev. (Literacy First Proj.)	5.50	9/1/22	230,905
495,000	CA Govt. Finance Auth. Lease Rev. (Placer Co. Transportation Proj.)	6.00	12/1/28	496,411
250,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	240,515
250,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.50	8/1/38	227,610
500,000	CA Infrastructure & Economic Dev. Bank Rev.	6.00	2/1/30	514,890
160,000	CA Public Works Board Lease Rev. (Various CA State Univ. Proj.) [9]	5.25	12/1/13	160,462
625,000	CA Public Works Board Lease Rev. (Various CA State Univ. Proj.)	5.50	12/1/18	626,425
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	337,995
580,000	CA Statewide Communities Dev. Auth. Multifamily Rev. (Orange Tree Proj.) (GNMA Collateral)	6.15	11/20/36	650,429
500,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Education Student Hsg. Proj.)	5.40	6/1/17	492,005
350,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Huntington Beach Solar Proj.)	6.00	1/1/21	348,260
510,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Irvine School District)	5.25	1/1/16	504,711
250,000	CA Statewide Communities Dev. Auth. School Facs. Rev. (Aspire Public Schools)	5.00	7/1/20	236,948
450,000	CA Statewide Communities Dev. Auth. Special Tax (Orinda Proj.)	6.00	9/1/29	372,524
1,000,000	Colton Joint Unified School District (AGM Insured) [6]	5.80	8/1/35	466,570
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	236,340
500,000	Hawthorne School District C.O.P. (AGM Insured) [6]	6.00	12/1/29	371,720
500,000	Lemon Grove Community Dev. Agency Tax Allocation (Redev. Proj.)	5.15	8/1/25	456,780
250,000	Los Angeles Unified School District C.O.P. (Administration Building Proj.) (AMBAC Insured) [9]	5.00	10/1/31	221,967

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

560,000	Manteca Unified School District Capital Appreciation C.O.P. (NATL-RE Insured) [6]	7.55	9/15/25	188,429
250,000	Marina Coast Water District Rev.	5.00	6/1/20	248,785
500,000	Northern CA Gas Auth. No. 1 Rev. [1]	0.91	7/1/27	332,635
650,000	Poway Unified School District (AMBAC Insured)	5.00	9/15/31	577,408
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	418,272
500,000	Richmond Community Redev. Agy. Tax Allocation	6.00	9/1/30	487,730
500,000	Riverside Co. Redev. Agy. Tax Allocation (Interstate 215 Corridor)	6.00	10/1/25	490,365
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.77	6/1/39	287,490
1,000,000	San Bernardino City Unified School District G.O. Capital Appreciation (NATL-RE Insured) [6]	4.72	8/1/29	271,280
250,000	San Joaquin Hills Toll Road Rev. Ref. (NATL-RE Insured)	5.25	1/15/30	220,035
40,000	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev. [4]	4.50	3/1/11	39,960
385,000	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev. [4]	4.88	3/1/16	353,442
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	368,386
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.05	8/1/28	282,005
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	220,390
250,000	Vallejo City Unified School District Special Tax (Community Facilities District No. 2) (XLCA Insured)	4.15	9/1/31	162,310
500,000	Westminster School District G.O. [6]	5.37	8/1/24	228,285

				15,139,881

Colorado - 3.8%
250,000	CO Education & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	226,422
500,000	CO Education & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	476,880
250,000	CO Health Facs. Auth. Rev. (American Baptist Homes)	6.50	8/1/15	246,780
35,000	CO Health Facs. Auth. Rev. (Porter Place Proj.) (GNMA collateralized)	5.10	1/20/11	35,022
250,000	CO Health Facs. Auth. Rev. (Total Long Term Care Nat’l)	6.00	11/15/30	238,012
425,000	CO Hsg. Finance Auth. Single Family Mtg. Rev.	5.50	11/1/29	424,966
625,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	626,550
1,000,000	Compark Business Campus Metro District G.O. (Radian Insured)	5.75	12/1/27	808,330
965,000	Denver Health & Hospital Auth. Healthcare Rev. [1]	1.30	12/1/33	620,051
500,000	Kremmling Memorial Hospital District C.O.P.	6.00	12/1/22	484,275
654,593	Lyons Rev. (Longmont Humane Society Proj.)	4.75	11/30/16	595,392
500,000	Regional Transportation District Private Activity Rev. (Denver Trans. Partners)	6.00	1/15/34	496,285
350,000	University of Colorado Hospital Auth. (AMBAC Insured)	5.00	11/15/29	312,574

				5,591,539

Connecticut - 1.3%
250,000	CT Dev. Auth. First Mtg. Gross Rev. (Church Homes, Inc.)	5.70	4/1/12	250,360
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.75	11/15/35	473,440
500,000	Hamden Facs. Rev. (Whitney Center Proj.)	6.13	1/1/14	502,670
500,000	Harbor Point Infrastructure Improvement District Special Obligation Rev. Tax Allocation	7.00	4/1/22	505,345
300,000	Mashantucket Western Pequot Tribe Sub. Special Rev. [2,4,5]	5.75	9/1/18	138,597

				1,870,412

Delaware - 0.2%
500,000	Millsboro Special Obligation Rev. (Plantation Lakes Dev. District)	5.45	7/1/36	339,770

Florida - 6.1%
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	415,630
1,000,000	Capital Trust Agy. Rev. (American Opportunity Proj.)	5.88	6/1/38	319,870
335,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.)	4.75	6/1/13	107,157
25,000	Clearwater Hsg. Auth. Rev. Ref. (Hamptons at Clearwater Proj.) (ACA Insured)	5.40	5/1/13	25,150
400,000	Connerton West Community Dev. District Cap. Improvement Special Assessment Rev. (Pasco Co.) [2,5]	5.13	5/1/16	151,840
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5]	5.75	5/1/13	31,940
250,000	Florida Gulf Coast University Fin. Corp. Rev. (Hsg. Acquisition Proj.)	5.00	2/1/31	228,380

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	Florida Higher Educational Facs. Fin. Auth. Rev. (Bethune-Cookman University)	5.38	7/1/32	239,408
45,000	Forest Creek Community Dev. District Capital Improvement Special Assessment Rev. 2, [5]	7.00	11/1/13	43,266
250,000	Gramercy Farms Community Dev. District Special Assessment 2, [5]	5.10	5/1/14	109,750
80,000	Highlands Co. Health Facs. Auth. Rev. (Adventist Health)	5.00	11/15/30	74,830
500,000	Highlands Co. Health Facs. Auth. Rev. (Adventist Health) [1]	5.00	11/15/31	464,475
445,000	Jacksonville Economic Dev. Commission Health Care Facs. Rev. Ref.	6.00	9/1/17	446,651
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5]	5.00	11/1/11	179,800
1,000,000	Lee Co. Industrial Dev. Auth. Health Care Facs. Rev. (Lee Charter Foundation)	5.25	6/15/27	815,360
250,000	Magnolia Creek Community Dev. District Rev. 2, [5]	5.60	5/1/14	119,975
100,000	Miami Beach Stormwater Rev. (NATL-RE FGIC Insured)	5.25	9/1/25	100,135
265,000	Miami-Dade Co. Special Obligation (NATL-RE Insured) [6]	5.44	10/1/33	52,897
250,000	Naples Hospital Rev. (Naples Community Hospital, Inc. Proj.) (NATL-RE Insured)	5.50	10/1/26	238,485
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5]	5.00	5/1/13	2
135,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.[6]	1.96	5/1/15	107,660
275,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.[6]	1.85	5/1/18	105,042
140,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.[6]	0.40	5/1/38	81,306
350,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.[6]	0.80	5/1/38	126,469
90,000	Palm Beach Co. Health Facs. Auth. Rev. (Jupiter Medical Center, Inc. Proj.) (AGM Insured)	5.25	8/1/18	90,094
10,000	Parklands Lee Community Dev. District Special Assessment 2, [5]	5.13	5/1/11	4,949
750,000	Riverwood Estates Community Dev. District Special Assessment 2, [5]	5.00	5/1/13	129,075
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. Ref. (Village on the Isle)	5.50	1/1/27	649,882
250,000	Sarasota National Community Dev. District Special Assessment Rev. 2, [5]	5.30	5/1/39	44,850
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	469,240
250,000	Seminole Tribe Tribal Economic Development [4]	5.13	10/1/17	242,098
250,000	St. Johns Co. Industrial Dev. Auth. Rev. (Presbyterian Retirement)	5.88	8/1/40	242,988
1,000,000	Stoneybrook South Community Dev. District Special Assessment Rev. 2, [5]	5.45	11/1/15	425,000
400,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	6.38	12/1/30	393,116
750,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	621,158
650,000	Waters Edge Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5]	5.00	11/1/12	285,935
500,000	Waterset North Community Dev. District Special Assessment Rev. 2, [5]	6.55	11/1/15	300,625
250,000	West Orange Healthcare District Rev.	5.80	2/1/31	247,065
50,000	West Villages Improvement District Special Assessment Rev. (Unit of Dev. No. 3) 2, [5]	5.50	5/1/37	22,328
450,000	Zephyr Ridge Community Dev. District Special Assessment Rev. 2, [5]	5.25	5/1/13	178,605

				8,932,486

Georgia - 1.6%
500,000	Atlanta Airport General Rev. Ref. (NATL-RE FGIC Insured)	5.75	1/1/20	504,080
1,405,000	East Point Tax Allocation	8.00	2/1/26	1,409,370
225,000	Gainesville & Hall Co. Development Auth. Rev.	6.38	11/15/29	227,331
250,000	Medical Center Hospital Auth. Rev. Ref. (Spring Harbor Green Island Proj.)	5.25	7/1/27	210,497

				2,351,278

Guam - 0.3%
450,000	Northern Mariana Islands Commonwealth G.O.	5.00	10/1/22	385,290

Hawaii - 0.7%
500,000	HI Dept. Budget & Finance Special Purpose Rev.	6.40	11/15/14	501,755
500,000	HI Pacific Health Special Obligation Group Purpose Rev.	5.25	7/1/30	464,280

				966,035

Idaho - 0.7%
320,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Compass Public Charter School Proj.)	5.50	7/1/30	270,253
250,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.50	12/1/18	236,772
250,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Liberty Charter School Proj.)	5.50	6/1/21	237,438

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Victory Charter School Proj.)	5.63	7/1/21	234,262

				978,725

Illinois - 7.8%
10,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. (Section 8) (FHA Insured)	6.85	7/1/22	10,015
500,000	Harvey Ref. & Improvement G.O.	5.50	12/1/27	445,820
500,000	IL Dev. Ref. Auth. Rev. Ref. (Chicago Charter School Foundation Proj.)	5.00	12/1/36	401,810
500,000	IL Fin. Auth. Rev. (Luther Hillside Village Proj.)	5.25	2/1/37	423,050
500,000	IL Fin. Auth. Rev. (Montgomery Place Proj.)	5.75	5/15/38	397,865
430,000	IL Fin. Auth. Rev. (Tabor Hills Supportive Living Proj.)	5.25	11/15/26	365,117
395,000	IL Fin. Auth. Rev. (TEMPS-50-The Admiral at the Lake Proj.)	6.00	5/15/17	387,207
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	884,120
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) [2,4,5]	6.13	10/1/27	99,855
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) [2,4,5]	6.25	10/1/37	99,830
210,000	IL Health Facs. Auth. Rev. (Ingalls Health System Proj.) (NATL-RE Insured)	6.25	5/15/14	211,728
115,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	6.38	1/1/15	94,387
1,925,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	5.25	1/1/36	1,110,802
550,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) (ACA Insured)	5.50	1/1/25	347,958
2,000,000	Malta Tax Allocation Rev.	5.75	12/30/25	1,248,400
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate)	5.75	3/1/22	449,409
310,000	Northern Illinios University Rev. (Auxiliary Facs.) (AGM Insured)	5.50	4/1/26	312,654
500,000	Railsplitter Tobacco Settlement Auth. Rev.	6.25	6/1/24	507,060
2,475,000	Southwestern IL Dev. Auth. Rev. (Anderson Hospital Proj.)	5.63	8/15/29	2,282,965
445,000	Southwestern IL Dev. Auth. Rev. (Village of Sauget Proj.)	5.63	11/1/26	306,173
650,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	600,496
440,000	Will Co. Special Education Rev. (GO of District Insured)	5.40	1/1/18	463,874

				11,450,595

Indiana - 2.3%
250,000	Crown Point Economic Dev. Rev. (Wittenberg Village Proj.)	6.50	11/15/13	248,175
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	299,715
100,000	Elkhart Co. Hospital Auth. Rev. (Elkhart General Hospital Proj.) (AMBAC-TCRS Insured)	5.25	8/15/28	93,345
400,000	Hammond Public Improvement Board Rev.	6.50	8/15/25	404,884
500,000	IN Finance Auth. Hospital Rev. (Floyd Memorial Hospital & Health Proj.)	5.13	3/1/30	462,310
250,000	IN Finance Auth. Rev. (Drexel Foundation Education Facs. Proj.)	6.00	10/1/21	245,898
360,000	IN Health Facs. Fin. Auth. Hospital Rev. (Community Foundation Northwest IN)	6.38	8/1/21	365,810
305,000	IN Health Facs. Fin. Auth. Hospital Rev. (Community Hospital of Anderson Proj.)	6.00	1/1/23	305,186
75,000	IN Health Facs. Fin. Auth. Hospital Rev. (Community Hospital of Anderson Proj.) (NATL-RE Insured)	6.00	1/1/14	75,178
300,000	IN Health Facs. Fin. Auth. Hospital Rev. Ref. (Jackson Proj.) (Radian-IBCC Insured)	5.13	2/15/17	300,192
400,000	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) [2,5]	5.25	2/15/28	152,520
500,000	Vigo Co. Hospital Auth. Rev. (Union Hospital, Inc. Proj.) [4]	5.50	9/1/27	453,770

				3,406,983

Iowa - 1.3%
405,000	Dickinson Co. Hsg. Sr. Rev. (Spirit Lake - GEAC LLC Proj.)	5.38	12/1/16	375,476
410,000	IA Finance Auth. Sr. Hsg. Rev. Ref. (Walnut Ridge Proj.)	5.00	12/1/14	376,388
500,000	IA Finance Auth. Sr. Living Facs. Rev. (Deerfield Retirement Community, Inc.)	5.00	11/15/21	376,475
500,000	IA Student Loan Liquidity Corp. Rev.	5.25	12/1/24	500,330
250,000	Iowa Student Loan Liquidity Corp. Rev.	5.80	12/1/31	236,312

				1,864,981

Kansas - 0.8%
500,000	Overland Park Transportation Dev. District Sales Tax Rev. (Oak Park Mall Proj.)	5.90	4/1/32	481,790

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	Wyandotte Co. Govt. Special Obligation Rev. [6]	6.07	6/1/21	266,010
465,000	Wyandotte Co. Govt. Special Obligation Rev. (AMBAC Insured)	5.00	12/1/15	466,614

				1,214,414

Louisiana - 3.1%
285,805	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev.	5.00	11/1/40	289,829
1,160,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev.	5.00	6/1/38	1,124,608
1,730,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev.	5.70	12/1/38	1,828,748
190,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	6.00	12/1/28	198,046
750,000	LA Public Facs. Auth. Rev. Ref. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	0.89	2/15/36	527,370
126,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev.	5.35	1/1/41	130,074
250,000	New Orleans Aviation Board Gulf Opportunity Zone (Consolidated Rental Car)	6.00	1/1/25	253,962
275,000	St. John Baptist Parish Rev. (Marathon Oil Corp.)	5.13	6/1/37	249,430

				4,602,067

Maine - 0.3%
375,000	ME Education Auth. Student Loan Rev. (Assured Guaranty)	5.63	12/1/27	377,351

Maryland - 0.3%
515,000	MD Health & Higher Education Facs. Auth. Rev. (Patterson Park School)	5.75	7/1/30	468,944

Massachusetts - 1.4%
215,000	MA Dev. Fin. Agy. Rev. (Applewild School Issue) (NATL-RE-IBC Radian Insured)	5.75	8/1/29	215,256
250,000	MA Dev. Fin. Agy. Rev. (Carleton-Willard Vlg.)	5.63	12/1/30	238,060
350,000	MA Dev. Fin. Agy. Rev. (Emerson College)	5.50	1/1/30	350,984
350,000	MA Dev. Fin. Agy. Rev. (Foxborough Regional Charter School)	6.38	7/1/30	348,842
160,000	MA Development Finance Agency Facs. Rev.	6.25	6/1/14	157,989
500,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	483,770
250,000	MA Education Finance Auth. Education Rev.	5.25	1/1/28	237,595

				2,032,496

Michigan - 2.2%
470,000	Flint Hospital Building Auth. Rev. (Hurley Medical Center)	6.00	7/1/20	445,889
250,000	MI Finance Auth. Ltd. Obligation Rev. (Public School Academy-University Learning Proj.)	6.25	11/1/20	247,985
250,000	MI Hospital Finance Auth. Rev. (Mid-Michigan Obligation Group Proj.)	6.13	6/1/34	254,005
500,000	MI Hospital Finance Auth. Rev. Ref. (Mclaren Health Care Proj.) (NATL-RE-IBC Insured)	5.00	6/1/28	461,125
115,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Black River School Proj.)	5.13	9/1/11	115,833
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured)	6.25	10/1/23	425,100
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Richfield Public School Proj.)	5.00	9/1/22	430,075
650,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	656,142
320,000	MI Tobacco Settlement Finance Auth. Sr. Rev.	5.13	6/1/22	271,101

				3,307,255

Minnesota - 2.6%
350,000	Bloomington Hsg. Rev. (Gideon Pond Commons LLC)	5.00	12/1/20	335,066
2,053,048	Intermediate School District 287 Lease Rev.	5.30	11/1/32	1,913,399
500,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	496,760
595,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	570,676
571,157	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	490,813

				3,806,714

Mississippi - 0.6%
325,000	MS Home Corp. Home Ownership Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.55	12/1/31	314,805

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

185,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.60	6/1/38	197,993
315,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	343,567

				856,365

Missouri - 4.2%
500,000	Chillicothe Tax Increment Rev. (South U.S. 65 Proj.)	5.63	4/1/27	402,290
480,000	Community Memorial Hospital District Rev.	6.68	12/1/34	388,858
250,000	Independence 39th St. Transportation District Rev. Ref. & Improvement	6.88	9/1/32	231,102
1,000,000	Joplin Industrial Dev. Auth. Rev. Ref. (Christian Homes, Inc. Proj.)	5.50	5/15/17	955,430
500,000	Kansas City Industrial Dev. Auth. Multifamily Hsg. Rev. (Grand Blvd. Lofts)	5.00	1/1/12	499,665
500,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	468,215
500,000	Kirkwood Industrial Dev. Auth. Retirement Community Rev. (Aberdeen Heights)	7.00	11/15/15	500,845
750,000	Lakeside 370 Levee District Improvement Special Tax	7.00	4/1/28	670,718
500,000	Meadows Transportation Development Dist. Rev.	5.40	5/1/35	455,285
400,000	MO Health & Education Facs. Auth. Education Facs. Rev. (Riverside Horizons) (ACA Insured)	4.50	5/1/27	358,500
250,000	MO Health & Educational Facs. Auth. (Senior Living Facs.-Lutheran Senior)	5.38	2/1/35	226,388
500,000	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.)	6.00	9/1/24	492,630
400,000	Saline County Industrial Dev. Auth. Health Facs. Rev. (John Fitzgibbon Memorial Hospital)	5.00	12/1/20	380,156
205,000	University City Industrial Dev. Auth. Hsg. Rev. Ref. (Canterbury Proj.) (GNMA Collateralized)	5.75	12/20/15	205,205

				6,235,287

Montana - 0.5%
774,335	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	803,744

Nebraska - 0.4%
500,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5]	5.13	7/1/12	332,340
250,000	Nebraska Investment Fin. Auth. Single Family Hsg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.90	9/1/36	251,622

				583,962

Nevada - 2.6%
250,000	Clark Co. Economic Dev. Rev. (Alexander Dawson School Proj.)	5.38	5/15/33	237,240
415,000	Clark Co. Improvement Special Assessment (Summerlin Proj.)	4.85	2/1/17	371,309
600,000	Las Vegas Paiute Tribe Rev. (ACA Insured)	6.63	11/1/17	500,352
750,000	Las Vegas Redev. Agy. Tax Allocation Rev. [9]	7.50	6/15/23	829,485
495,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	472,388
500,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 1 Proj.)	5.00	1/15/22	481,870
275,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 2 Proj.)	6.13	6/1/15	275,982
500,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 2 Proj.)	6.40	6/1/20	464,560
250,000	Sparks Tourism Improvement District No. 1 Sr. Sales Tax Rev. [4]	6.50	6/15/20	237,970

				3,871,156

New Hampshire - 0.6%
890,000	Manchester Hsg. & Redev. Auth. Rev. (ACA Insured)	6.75	1/1/15	847,316
200,000	Manchester Hsg. & Redev. Auth. Rev. (Radian-IBCC ACA Insured) [6]	5.25	1/1/19	97,690

				945,006

New Jersey - 1.8%
750,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	6/1/27	767,760
250,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	232,625
250,000	NJ Higher Education Assistance Auth. Student Loan Rev.	4.75	12/1/29	246,762
965,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	925,396
1,000,000	NJ Transportation Auth. Capital Appreciation Rev. [6]	5.85	12/15/25	410,080

				2,582,623

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Mexico - 1.5%
330,000	NM Mtg. Fin. Auth. Forward Mortgage-Backed (GNMA/FNMA Collateralized)	6.95	1/1/26	334,396
495,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	467,988
495,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	495,936
985,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	971,791

				2,270,111

New York - 0.5%
250,000	Seneca Nation Indians Capital Improvement Auth. Special Obligation Rev. [4]	5.00	12/1/23	197,947
650,000	Ulster Co. Industrial Dev. Agy. Civic Facs. Rev.	5.25	9/15/16	598,032

				795,979

North Carolina - 0.4%
750,000	Buncome Co. Proj. Dev. Finance Rev. (Woodfin Downtown Corridor Dev.)	6.75	8/1/24	649,148

North Dakota - 0.4%
144,572	City of Washburn (Bismarck State College Foundation)	5.01	4/1/32	138,335
455,000	North Dakota Hsg. Fin. Agy. Rev. (GO of Agency Insured)	4.75	7/1/30	426,385

				564,720

Ohio - 1.5%
425,000	Buckeye Tobacco Settlement Finance Auth. Asset-Backed Sr. Rev.	5.13	6/1/24	327,301
730,000	Cleveland-Cuyahoga Co. Port Auth. Dev. Rev. (St. Clarence Proj.)	6.00	5/1/21	656,014
736,400	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	750,347
250,000	Erie Co. Hospital Facs. Rev. (Firelands Regional Medical Center Proj.)	5.63	8/15/32	237,260
190,000	OH Hsg. Finance Agy. Residential Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.45	9/1/33	191,328

				2,162,250

Oklahoma - 0.3%
500,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	478,055

Oregon - 0.6%
200,000	OR G.O. (Veterans Welfare Proj.)	5.25	10/1/42	197,848
785,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/21	700,675

				898,523

Pennsylvania - 3.1%
250,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	226,080
490,000	Butler Co. General Auth. Rev. (Butler Area School District Proj.) (AGM GO Of District Insured) [1]	0.89	10/1/34	293,794
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	243,808
600,000	Geisinger Auth. Health System Rev. (Geisinger Health System Proj.) [1]	0.96	5/1/37	384,528
250,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.21	8/15/42	157,375
500,000	Luzerne Co. G.O. (FSA Insured)	7.00	11/1/26	542,765
500,000	PA Economic Dev. Fin. Auth. Health Systems Rev. (Albert Einstein Health Care)	6.25	10/15/23	519,100
500,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/28	472,535
250,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/39	227,068
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	6.00	12/1/30	333,135
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	338,900
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.73	12/1/38	340,980
500,000	PA Turnpike Commission Rev. Capital Appreciation (AGM Insured) [6]	6.25	6/1/33	376,355
160,000	Philadelphia Hospital & Higher Education Facs. Auth. Hospital Rev. (Temple Univ. Hospital)	6.63	11/15/23	160,080

				4,616,503

Puerto Rico - 0.8%
500,000	Puerto Rico Electric Power Auth. Rev. Ref. [1]	0.87	7/1/25	370,465

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	Puerto Rico Highways & Transportation Auth. Rev. Ref. (AMBAC Insured) [1]	0.72	7/1/45	261,760
300,000	Puerto Rico Sales Tax Financing Corp. Rev.	6.00	8/1/39	306,336
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [1]	1.12	8/1/57	283,870

				1,222,431

Rhode Island - 1.0%
565,000	RI Health & Education Building Corp. Rev. (Steere House Proj.)	5.80	7/1/20	538,518
500,000	RI Hsg. & Mtg. Finance Corp. Rev. (Home Ownership Opportunity Proj.)	5.63	10/1/38	507,230
500,000	RI Student Loan Auth. Sr. Rev.	5.75	12/1/27	487,835

				1,533,583

South Carolina - 0.4%
430,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	418,824
250,000	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.)	5.15	11/15/42	240,142

				658,966

Tennessee - 1.3%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) 2, [5]	7.50	12/20/40	290,347
240,000	Metro Govt. Nashville & Davidson Co. Industrial Dev. Board Rev. (GNMA Collateralized)	6.63	3/20/36	247,788
250,000	Metro Govt. Nashville & Davidson Co. Industrial Dev. Board Rev. Escrowed to Maturity	9.75	2/15/15	277,860
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.35	1/1/19	200,225
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.55	1/1/29	790,808
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	6.00	1/1/29	16
1,000,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Eastwood Park Apts. Proj.) [2,5]	6.40	9/1/25	48,520
405,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Eastwood Park Apts. Proj.) [2,5,6]	7.50	9/1/25	4

				1,855,568

Texas - 9.9%
500,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	482,805
85,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dublin Kingswood & Waterford Apts.)	7.50	12/1/14	79,196
250,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dymaxion & Marbach Park Apts. Proj.) (NATL-RE Insured)	6.10	8/1/30	221,822
540,000	Bexar Co. Hsg. Fin. Corp. Rev. (Honey Creek Apartments Proj.) 2, [5]	8.00	4/1/30	237,044
440,000	Bexar Co. Hsg. Fin. Corp. Rev. (Waterford Proj.)	6.50	12/1/21	409,724
250,000	Capital Area Cultural Education Facs. Rev. (Roman Catholic Diocese)	5.50	4/1/24	238,615
250,000	Clifton Higher Education Finance Corp. Education Rev. (Uplift Education Proj.)	6.00	12/1/30	225,568
1,902,000	Dallas Hsg. Finance Corp. Multifamily Mtg. Rev. (Towne Center Apts.) (GNMA Collateralized)	6.75	10/20/32	1,953,392
198,736	El Paso Hsg. Finance Corp. Single Family Mtg. Rev. (GNMA Collateralized)	6.18	4/1/33	208,019
1,327,160	Galveston Co. Municipal Utility District No. 52	6.16	3/1/11	1,060,932
500,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	495,475
100,000	Harris Co. Special Rev. Sr. Lien (Houston Sports Auth. Proj.) (NATL-RE Insured)	5.00	11/15/28	88,509
500,000	Harrison Co. Health Facs. Dev. Corp. Rev. (Good Shephard Health System)	5.25	7/1/28	449,705
455,000	La Vernia Higher Education Finance Corp. Rev. (Friends Life Proj.)	6.00	2/15/18	443,416
750,000	North TX Tollway Auth. Rev. Ref.	6.13	1/1/31	755,602
750,000	Port of Corpus Christi Auth. Rev. Ref. (Union Pacific Corp. Proj.)	5.65	12/1/22	723,878
1,205,000	Richardson Hospital Auth. Rev. Ref. (Baylor/Richardson Proj.)	5.63	12/1/28	1,075,559
265,000	Rio Grande Valley Health Facs. Dev. Corp. Hospital Rev. (Valley Baptist) (NATL-RE Insured)	6.40	8/1/12	265,771
500,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (C.C. Young Memorial Home Proj.)	6.50	2/15/14	497,865
490,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Crossroads Apts. Proj.) 2, [5]	7.25	12/1/36	5
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Mirador Proj.)	7.75	11/15/19	258,538
500,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Sr. Living Center Proj.)	6.50	11/15/14	491,430
250,000	Travis Co. Health Facs. Dev. Corp. Rev. (Westminster Manor)	6.25	11/1/16	247,572
500,000	TX Municipal Gas Acquisition & Supply Corp. I Sr. Lien Rev. [1]	1.65	12/15/26	335,270
60,000	TX Municipal Gas Acquisition & Supply Corp. I Sr. Lien Rev.	6.25	12/15/26	63,491

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

300,000	TX Municipal Gas Acquisition & Supply Corp. II Rev. [1]	1.07	9/15/27	219,006
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	788,978
250,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Cosmos Foundation, Inc.)	6.00	2/15/30	238,772
710,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Ed-Burnham Wood Proj.)	5.50	9/1/18	677,887
500,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Idea Public School) (ACA Insured)	5.00	8/15/30	416,980
800,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Kipp, Inc. Proj.) (ACA Insured)	5.00	2/15/28	692,696
195,000	TX Public Property Finance Corp. Mental Health & Mental Retardation Rev.	6.20	9/1/16	195,507

				14,539,029

Utah - 1.1%
250,000	Provo Charter School Rev. (Freedom Academy Foundation)	5.50	6/15/37	180,190
857,000	UT Assoc. Municipal Power System Rev.	5.00	5/1/27	689,148
250,000	UT Charter School Finance Auth. Rev. (North Davis Prep.)	5.75	7/15/20	239,900
500,000	Utah Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	490,860

				1,600,098

Virginia - 1.6%
500,000	Farms New Kent Community Dev. Auth. Special Assessment	5.13	3/1/36	335,505
1,500,000	VA Hsg. Dev. Auth. Commonwealth Mtg. Rev. (NATL-RE GO of Authority Insured)	5.38	7/1/36	1,510,500
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	480,915

				2,326,920

Washington - 1.3%
830,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	770,713
250,000	Skagit County Public Hospital Dist. No. 1 Rev. (Skagit Valley Hospital)	6.00	12/1/30	244,310
980,000	WA Hsg. Finance Commission Nonprofit Rev. (Skyline at First Hill Proj.)	5.10	1/1/13	935,724

				1,950,747

West Virginia - 0.9%
1,350,000	Pleasants Co. Pollution Control Rev. (Monongahela Power Co.) (AMBAC Insured)	6.15	5/1/15	1,352,038

Wisconsin - 3.9%
250,000	WI General Fund Rev. Appropriation Rev. [9]	6.00	5/1/27	275,802
340,000	WI Health & Education Facs. Auth. Rev. (Agnesian Healthcare, Inc. Proj.)	6.00	7/1/21	349,343
200,000	WI Health & Education Facs. Auth. Rev. (Agnesian Healthcare, Inc., Proj.) (NATL-RE Insured)	5.13	7/1/23	193,460
960,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	5.60	2/15/29	950,237
250,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	6.40	4/15/33	252,718
495,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.) (ACA-CBI Insured)	5.63	11/15/32	488,055
300,000	WI Health & Education Facs. Auth. Rev. (Aurora Medical Group Proj.) (AGM Insured)	5.75	11/15/25	300,198
500,000	WI Health & Education Facs. Auth. Rev. (Beaver Dam Community Hospital, Inc.)	6.75	8/15/34	476,475
250,000	WI Health & Education Facs. Auth. Rev. (Beloit College)	6.00	6/1/30	234,998
900,000	WI Health & Education Facs. Auth. Rev. (Divine Savior, Inc. Proj.) (ACA-CBI Insured)	5.70	6/1/28	840,627
500,000	WI Health & Education Facs. Auth. Rev. (Ministry Health Care, Inc.)	5.50	8/15/30	497,590
250,000	WI Health & Education Facs. Auth. Rev. (Ministry Health Care, Inc.) (NATL-RE Insured)	5.13	2/15/22	248,500
250,000	WI Health & Education Facs. Auth. Rev. (St. Johns Communities, Inc.)	5.40	9/15/14	247,668
200,000	WI Health & Education Facs. Auth. Rev. (Synergy Health, Inc. Proj.)	6.00	11/15/23	204,684
250,000	WI Health & Education Facs. Auth. Rev. (Synergy Health, Inc. Proj.)	6.00	11/15/32	252,838

				5,813,193

Total Municipal Bonds (cost: $166,863,881)				135,981,185

Closed-End Mutual Funds - 6.6%
45,400	BlackRock Long-Term Municipal Advantage Trust (BTA)			457,632
33,800	BlackRock MuniHoldings Florida Insured Fund (MFL)			434,330
54,500	BlackRock MuniYield Florida Fund (MYF)			707,410

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

66,500	BlackRock MuniYield Insured Fund (MYI)	829,255
23,700	BlackRock MuniYield Michigan Insured Fund (MIY)	316,395
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)	278,530
208,600	DWS Municipal Income Trust (KTF)	2,382,212
12,390	Eaton Vance National Municipal Income Trust (FEV)	137,901
31,200	Invesco PA Value Muni Income Trust (VPV)	394,680
17,300	Invesco Quality Muni (IQT)	216,250
9,100	Invesco Select Sector Muni Trust (VKL)	102,102
36,800	Invesco Van Kampen Advantage Muni Income Trust (VKI)	417,312
25,889	Invesco Van Kampen Trust for Investment Grade Municipals (VGM)	345,623
25,923	Managed Duration Investment Grade (MZF)	339,851
11,700	Nuveen Michigan Premium Income Municipal Fund (NMP)	153,036
21,500	Nuveen Premier Municipal Income Fund (NPF)	280,575
81,332	Nuveen Premium Income Fund (NPM)	1,076,836
77,011	Putnam Municipal Opportunities Trust (PMO)	836,339

Total Closed-End Mutual Funds
(cost: $9,836,211)		9,706,269

Short-Term Securities - 1.1%
1,576,299	Dreyfus Tax-Exempt Cash Management Fund, 0.12%
Total Short-Term Securities
(cost: $1,576,299)		1,576,299

Total Investments in Securities - 99.9%
(cost: $178,276,391)		147,263,753
Other Assets and Liabilities, net - 0.1%		136,237

Total Net Assets - 100.0%		$147,399,990

[1]	Variable rate security. Rate disclosed is as of December 31, 2010.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2010 was $4,418,051 and represented 3.0% of net assets.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2010 was $4,534,482 and represented 3.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2010 was $4,418,051 and represented 3.0% of net assets.

[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2010 was $2,493,717 and represented 1.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric	footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Tax-Free Income Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of December 31, 2010 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Securities	$1,576,299	—	—	$1,576,299
Closed-End Mutual Funds	9,706,269	—	—	9,706,269
Municipal Bonds	—	$135,981,185	—	135,981,185
Total:	$11,282,568	$135,981,185	—	$147,263,753

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 96.4%
Education/Student Loan - 10.4%
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,147,254
2,500,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Public Schools Academy)	5.00	11/1/21	2,289,675
6,877,709	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,409,888
775,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	5.13	1/1/16	638,980
875,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	6.25	1/1/21	669,165
910,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/14	936,399
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	603,132
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	159,987
2,129,957	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	2,140,670
1,827,033	MN Higher Education Fac. Auth. Rev. (College of St. Catherine)	4.75	4/26/27	1,687,374
500,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	5.00	10/1/29	474,300
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	751,088
250,000	MN Higher Education Fac. Auth. Rev. (St. Scholastic College-H)	5.13	12/1/40	232,845
500,000	MN Higher Education Fac. Auth. Rev. (St. Scholastic College-H)	5.25	12/1/35	477,260
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,307,404
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,311,688
1,000,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas) (GO of Univ. Insured)	5.00	10/1/39	973,160
216,043	MN Higher Education Fac. Auth. Rev. Lease Rev. (Concordia Univ.)	5.25	4/25/14	217,369
2,500,000	MN Office of Higher Education Rev. (Suppl. Student Loan Prog.)	5.00	11/1/29	2,399,650
738,184	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	567,472
340,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	5.75	5/1/16	337,358
300,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	6.00	5/1/26	262,581
320,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.65	12/1/13	324,371
685,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	4.35	12/1/12	693,652
600,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	4.35	12/1/14	594,450
1,500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	5.00	12/1/18	1,432,845
605,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	577,279
255,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (New Spirit Charter School Proj.)	6.50	12/1/12	263,497
500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (St. Paul Academy & Summit School)	5.00	10/1/24	510,295
100,000	Victoria Private School Fac. Rev. (Holy Family Catholic High School Proj.)	5.20	9/1/11	100,142

				30,491,230

Escrowed To Maturity/Prerefunded - 0.4%
1,000,000	Minneapolis & St. Paul Metro Airport Commission Rev. (NATL-RE FGIC Insured) [8]	5.75	1/1/14	1,000,000
20,000	Minneapolis & St. Paul Metro Airport Commission Rev. (NATL-RE FGIC Insured) [8]	5.75	1/1/16	20,000
50,000	Northfield Hospital Rev.	6.00	11/1/21	52,235

				1,072,235

General Obligation - 0.5%
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	667,407
300,000	Metropolitan Council Minneapolis/St. Paul Metro Area Transit G.O.	4.50	3/1/26	303,966
500,000	Northern Mariana Islands Commonwealth G.O.	5.00	10/1/22	428,100
100,000	St. Paul Street Improvement Special Assessment G.O.	5.30	3/1/12	100,375

				1,499,848

Hospital/Health Care - 20.1%
1,500,000	Bemidji Health Care Facs. Rev. (North Country Health Services Proj.) (Radian Insured)	5.00	9/1/24	1,436,820
250,000	Bemidji Health Care Facs. Rev. Ref. (North County Health Services Proj.)	5.00	9/1/24	239,470
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,032,929
400,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	385,208
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	379,994

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

135,000	Cold Spring Nursing Home & Sr. Hsg. Rev. (Assumption Home, Inc. Proj.)	4.70	3/1/14	133,314
150,000	Cold Spring Nursing Home & Sr. Hsg. Rev. (Assumption Home, Inc. Proj.)	4.90	3/1/16	140,471
25,000	Crookston Nursing Home & Multifamily Hsg. Rev. (Villa St. Vincent Proj.)	5.50	9/1/11	24,993
400,000	Cuyuna Range Hospital District Health Fac. Gross Rev.	5.20	6/1/25	380,496
405,000	Detroit Lakes Hsg. & Health Facs. Rev. Ref. (CDL Homes Proj.)	2.14	8/1/34	404,348
1,500,000	Detroit Lakes Hsg. Rev. Ref. (Mankato Lutheran Proj.)	2.39	8/1/34	1,475,535
1,500,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,490,370
135,000	Duluth Economic Dev. Auth. Health Care Fac. Rev. (St. Luke’s Hospital Proj.)	6.00	6/15/12	136,492
922,557	Duluth Hsg. & Redev. Auth. Sr. Hsg. (Lakeshore Proj.)	4.00	8/20/34	889,041
754,356	Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.)	5.20	12/20/35	711,109
660,000	Elk River Rev. (Care Choice Member Proj.)	5.60	8/1/13	659,954
115,000	Elk River Rev. (Care Choice Member Proj.)	5.75	8/1/23	106,031
1,925,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	5.00	4/1/25	1,788,344
125,000	Hastings Health Care Fac. Rev. (Augustana Home of Hastings Proj.)	5.30	11/1/11	123,790
135,000	Hastings Health Care Fac. Rev. (Augustana Home of Hastings Proj.)	5.40	11/1/12	134,016
140,000	Hastings Health Care Fac. Rev. (Augustana Home of Hastings Proj.)	5.50	11/1/13	138,403
970,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA insured)	5.25	9/15/18	962,046
705,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA insured)	5.30	9/15/28	602,176
275,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes Care)	5.00	10/1/11	276,125
780,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/29	707,702
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,163,832
1,500,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/28	1,413,555
1,000,000	Meeker Co. Hospital Facs. Gross Rev. (Memorial Hospital Proj.)	5.63	11/1/22	990,980
600,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Rev. (Health Partners)	5.88	12/1/29	600,360
255,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.00	6/1/15	248,105
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	254,718
285,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.25	6/1/17	267,527
1,470,000	Minneapolis Health Care Fac. Rev. (Jones-Harrison Residence Proj.)	5.40	10/1/25	1,307,932
1,000,000	Minneapolis Hsg. & Health Care Facs. Rev. Ref. (Providence Proj.)	5.50	10/1/14	970,630
315,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.20	1/1/11	315,000
200,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.50	6/1/27	178,134
500,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.75	1/1/19	479,745
530,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.80	1/1/24	478,044
180,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	165,474
405,000	MN Agricultural & Economic Dev. Board Rev. (Evangelical Lutheran Good Samaritan Society Proj.)	6.55	8/1/16	413,930
1,330,000	MN Agricultural & Economic Dev. Board Rev. (Evangelical Lutheran Good Samaritan Society Proj.)	6.63	8/1/25	1,352,278
10,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/22	10,106
130,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/29	130,528
150,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.60	3/1/12	149,469
920,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.88	3/1/29	808,579
1,175,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.90	3/1/19	1,107,050
775,000	Olmsted Co. Health Care Fac. Rev. (Olmsted Medical Center Proj.)	5.45	7/1/13	775,031
900,000	Olmsted Co. Health Care Fac. Rev. (Olmsted Medical Center Proj.)	5.55	7/1/19	902,403
1,000,000	Redwood Falls Hospital Fac. Gross Rev. (Redwood Area Hospital Proj.)	5.00	12/1/21	976,950
100,000	Rochester Health Care Facs. Rev. (Mayo Clinic Proj.)	5.00	11/15/36	99,134
500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.13	7/1/20	499,440
1,000,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	946,240
1,020,000	Sartell Health Care & Hsg. Facs. Rev. (Foundation for Healthcare Proj.)	6.63	9/1/29	981,179
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,016,910
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,016,700
125,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.10	9/1/25	119,239
3,475,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.25	9/1/34	3,143,485

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

4,000,000	St. Cloud Health Care Rev. (CentraCare Health System)	5.00	5/1/25	4,001,720
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	1,947,960
160,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Hospital Proj.)	5.00	2/1/15	163,552
350,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/20	354,620
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/21	504,310
135,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Model Cities Health Center)	6.50	11/1/11	135,136
60,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.00	5/15/11	60,143
1,365,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.20	5/15/13	1,367,580
2,070,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.25	5/15/18	2,071,180
1,903,858	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	1,636,042
50,000	St. Paul Hsg. & Redev. Auth. Rev. (Regions Hospital Proj.)	5.30	5/15/28	46,609
1,210,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (Franciscan Health Community)	7.00	7/1/21	1,210,109
2,500,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/25	2,427,900
920,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/35	827,798
1,000,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	915,960

				58,712,483

Industrial/Pollution Control - 2.5%
2,250,000	Moorhead Rev. (Amer. Crystal Sugar Co. Recovery Zone Fac.)	5.65	6/1/27	2,184,345
500,000	Otter Tail Co. Rev. Sub. (Otter Tail Proj.) 2, [5,8]	7.50	11/1/19	123,330
505,000	Owatonna Industrial Dev. Rev. (Slidell, Inc. Proj.) 2, [8]	8.48	5/1/17	252,500
890,000	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev.	5.38	5/15/33	832,301
2,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Ecullet Proj.)	6.25	11/1/15	2,013,020
1,035,000	Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev.	5.00	5/15/21	961,142
980,000	White Earth Band of Chippewa Indians Rev. (ACA Insured)	7.00	12/1/11	1,003,961

				7,370,599

Insured - 4.6%
2,000,000	Guam Power Auth. Rev. (AGM Insured)	5.00	10/1/37	1,837,040
500,000	Minneapolis & St. Paul Hsg. & Redev. Rev. (Children’s Hospital) (AGM Insured)	5.00	8/15/34	476,015
100,000	Minneapolis & St. Paul Metro Airport Comm. Rev. Ref. (NATL-RE IBC FGIC Insured)	5.00	1/1/31	95,734
1,750,000	Minneapolis & St. Paul Metro Airport Commission Rev. (NATL-RE FGIC Insured)	5.00	1/1/25	1,750,000
2,010,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/22	2,058,984
350,000	Plymouth Health Facs. Rev. (West Health Proj.) (AGM Insured)	6.13	6/1/24	350,304
600,000	Puerto Rico Electric Power Auth. Rev. Ref. (AGM Insured) [1]	0.71	7/1/29	432,504
160,000	Puerto Rico Industrial, Tourist, Education, Medical & Envir. Control Facs. Rev. (NATL-RE Insured)	6.25	7/1/16	160,582
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.13	7/1/30	969,440
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.25	7/1/20	1,061,430
1,000,000	Puerto Rico Public Improvement G.O. (Assured Guaranty) [1]	3.26	7/1/20	890,560
1,000,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,008,360
2,010,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	2,329,288

				13,420,241

Multifamily Mortgage - 21.6%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	779,748
1,520,000	Apple Valley Multifamily Hsg. Rev. Ref. (GNMA Collateralized)	5.25	8/1/18	1,521,368
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	241,412
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	288,747
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	363,386
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	372,391
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	938,170
2,635,000	Carver Co. Hsg. & Redev. Gross Rev. & Limited Tax Ref. (Lake Grace Apartments Proj.)	6.00	7/1/28	2,541,089
1,000,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	977,900

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

405,000	Chaska Multifamily Hsg. Rev. (West Suburban Hsg. Partners Proj.) [8]	5.38	9/1/14	395,964
500,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC Proj.)	5.50	8/1/25	426,405
100,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.30	7/1/17	89,080
700,000	Coon Rapids Multifamily Hsg. Rev. Ref. (Margaret Place Apartments)	6.50	5/1/25	699,916
545,000	Coon Rapids Senior Hsg. Rev. Ref. (Epiphany Sr. Citizens Hsg. Corp. Proj.)	5.80	11/1/15	543,365
2,565,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,092,912
71,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.)	9.00	4/1/43	71,023
470,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.00	8/20/21	496,715
675,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.15	8/20/31	710,917
1,635,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.20	2/20/43	1,721,328
100,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.00	10/1/11	100,409
155,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.10	10/1/12	153,382
165,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.15	10/1/13	162,335
300,000	Fairmont Hsg. Fac. Rev. (Goldfinch Estates-GEAC Proj.)	5.75	10/1/17	279,678
290,000	Fairmont Hsg. Fac. Rev. (Goldfinch Estates-GEAC Proj.)	6.00	10/1/21	267,896
275,000	Fairmont Hsg. Fac. Rev. (Homestead-GEAC Proj.)	6.63	10/1/11	275,509
295,000	Fairmont Hsg. Fac. Rev. (Homestead-GEAC Proj.)	6.88	10/1/14	296,056
695,000	Golden Valley Rev. (Covenant Retirement Communities Proj.)	5.50	12/1/25	631,192
2,000,000	Golden Valley Rev. (Covenant Retirement Communities Proj.)	5.50	12/1/29	1,754,340
460,000	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place & Forest Park West Apartments Proj.)	5.20	10/1/19	455,823
1,660,000	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place & Forest Park West Apartments Proj.)	5.30	10/1/29	1,504,093
245,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.50	10/1/33	213,718
1,295,000	Lake Crystal Hsg. Rev. (Ecumen-Second Century Proj.)	5.63	9/1/28	1,189,587
1,400,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,269,282
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,439,172
3,500,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	3,477,320
790,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	741,715
300,000	Minneapolis Multifamily Hsg. Rev. (Garr Scott Loft Proj.) (LOC U.S. Bank) [8]	5.95	5/1/30	300,378
2,905,000	Minneapolis Multifamily Hsg. Rev. (Nicollet Towers) (HUD Section 8)	6.00	12/1/19	2,912,437
1,250,000	Minneapolis Multifamily Hsg. Rev. (Riverside Plaza Proj.) (GNMA Collateralized FHA Insured) [8]	5.10	12/20/18	1,212,575
580,000	Minneapolis Multifamily Hsg. Rev. Ref. (Keeler Apartments Proj.)	4.65	10/1/15	575,818
415,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.10	7/20/13	419,864
975,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	979,241
85,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured) [8]	4.88	8/1/24	83,220
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.25	8/1/40	2,456,064
125,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured) [8]	5.45	8/1/11	125,371
1,750,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	5.10	8/1/47	1,569,382
1,350,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.00	7/1/21	1,358,600
170,000	Moorhead Sr. Hsg. Rev. (Sheyenne Crossing Proj.)	5.10	4/1/14	167,294
500,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.25	10/1/13	497,180
1,565,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,581,902
500,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.75	10/1/22	496,160
120,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.35	8/1/15	120,863
200,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.63	8/1/20	190,110
550,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.75	8/1/25	502,760
250,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	6.00	8/1/31	225,698
750,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	696,952
310,000	Oakdale Multifamily Sr. Hsg. Rev. Ref. (Oak Meadows Proj.)	5.00	4/1/12	311,094
370,000	Oronoco Multifamily Hsg. Rev. Ref. (Wedum Shorewood Campus Proj.)	4.70	6/1/11	370,244
500,000	Richfield Sr. Hsg. Rev. Ref. (Richfield Sr. Hsg., Inc. Proj.)	5.00	12/1/15	485,150
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	420,243
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	443,593

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	462,080
250,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.) (Gty. Agmt. Samaritan Bethany)	7.38	12/1/41	253,475
2,800,000	Rochester Multifamily Rev. Ref. (Weatherstone Townhomes Apartments Proj.) [8]	6.38	9/1/37	3,055,836
1,195,000	St. Cloud Hsg. & Redev. Auth. Multifamily Rev. (Germain Towers Proj.) (HUD Section 8)	5.90	9/1/20	1,025,955
600,000	St. Cloud Hsg. & Redev. Auth. MultifamilyHsg. Rev. Ref. (Northway Manor Apts. Proj.) (HUD Sect. 8)	5.35	12/1/18	528,564
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	226,092
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	260,552
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	164,132
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	140,519
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	140,223
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	2,963,130
155,000	St. Paul Hsg. & Redev. Auth. Multifamily Ref. Rev. (Sun Cliffe Apts. Proj.) (GNMA Collat. FHA Insd.)	5.88	7/1/15	155,367
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Ref. Rev. Ref. (Series Center Proj.)	5.20	11/1/22	879,260
450,000	St. Paul Hsg. & Redev. Auth. Rev. (Rossy & Richard Schaller Proj.)	4.80	10/1/18	420,800
400,000	St. Paul Hsg. & Redev. Auth. Rev. (Rossy & Richard Schaller Proj.)	5.15	10/1/42	300,888
600,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	574,176
120,000	Victoria Sr. Hsg. Rev. (Chanhassen, Inc. Proj.)	5.50	8/1/18	113,171
670,000	Washington Co. Hsg. & Redev. Auth. Govt. Hsg. Rev. Ref. (Briar Pond Apartments Proj.) (GNMA Collat.)	5.50	2/20/14	670,221
695,000	Washington Co. Hsg. & Redev. Auth. Govt. Hsg. Rev. Ref. (Woodland Park Apartments Proj.) (CNTY Gty.)	4.70	10/1/26	679,814
850,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Copperleaf)	8.00	3/15/41	849,838
250,000	Woodbury Economic Dev. Auth. Sr. Hsg. Rev. (Summerhouse)	5.75	6/1/41	213,888

				63,063,517

Municipal Lease [9] - 2.5%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	486,495
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	482,540
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	479,905
1,676,636	Carver Scott Co. Lease Purchase Agreement	5.00	8/4/20	1,471,265
500,000	Guam Govt. Department of Education C.O.P. (John F. Kennedy High School)	5.50	12/1/15	504,685
55,000	Hennepin Co. Hsg. & Redev. Auth. Rev.	5.70	8/1/13	55,166
357,488	Intermediate School District 287 Lease Rev.	4.78	3/15/13	359,297
1,250,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,256,438
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	381,592
150,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/14	159,116
245,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	226,860
1,378,393	Winona School District 861 Lease Purchase	6.04	8/1/24	1,378,159

				7,241,518

Other Revenue Bonds - 10.1%
263,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.00	2/15/17	245,834
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	427,890
696,842	Crystal Governmental Fac. Rev.	5.10	12/15/26	544,338
400,000	Guam Govt. Section 30 Limited Obligation Rev.	5.38	12/1/24	393,636
1,000,000	Guam Govt. Section 30 Limited Obligation Rev.	5.50	12/1/19	1,064,050
145,000	Lakeville Liquor Rev.	5.00	2/1/11	145,206
190,000	Lakeville Liquor Rev.	5.00	2/1/17	185,231
210,000	Lakeville Liquor Rev.	5.00	2/1/22	181,852
230,000	McLeod Co. Commercial Dev. Rev. (Southwest MN Foundation)	5.13	12/1/31	210,795
405,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	405,834
20,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (LOC U.S. Bank)	6.00	6/1/11	20,397
475,000	Minneapolis Tax Increment Rev. (Grant Park Proj.)	5.00	2/1/16	470,991
245,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	237,569

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	214,843
450,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.50	2/1/13	444,622
100,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.60	2/1/11	99,990
125,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.80	2/1/13	124,355
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,001,420
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,070,240
1,190,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,045,653
280,000	Puerto Rico Infrastucture Financing Auth. Special Tax Rev. Ref. (AMBAC Insured) [6]	8.40	7/1/28	87,948
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.75	2/1/17	473,630
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.90	2/1/22	418,715
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	925,160
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	502,030
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	488,910
1,195,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	972,539
1,093,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	985,263
505,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	5.00	3/1/15	507,772
500,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	475,935
1,077,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	936,850
958,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	873,859
2,985,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	6.80	3/1/29	2,726,827
1,879,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	6.90	3/1/29	1,734,712
100,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (US Bank Operations Center Proj.)	5.70	8/1/12	100,069
775,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (US Bank Operations Center Proj.)	6.13	8/1/19	738,932
390,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/11	393,381
805,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/21	797,795
2,150,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	1,771,084
2,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Fndtn.-3)	5.00	12/1/36	1,915,880
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	733,161
300,000	Steele Co. Health Care Fac. Gross Rev. Ref. Crossover	5.00	6/1/30	276,507
1,000,000	Virgin Islands Public Finance Auth. Rev. (Diago Proj.)	6.63	10/1/29	1,039,810
125,000	Virgin Islands Public Finance Auth. Sr. Lien Rev.	5.25	10/1/21	127,751

				29,539,266

Public Facilities - 0.6%
50,000	MN Agricultural Society State Fair Rev.	5.00	9/15/20	50,084
255,000	Spring Grove Economic Dev. Auth. Public Proj. Rev.	5.00	2/1/16	255,204
125,000	Spring Grove Economic Dev. Auth. Public Proj. Rev.	5.10	2/1/18	125,043
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	996,149
205,000	Victoria Recreational Fac. Gross Rev. Ref.	4.55	8/1/17	192,050

				1,618,530

Sales Tax Revenue - 1.0%
500,000	Puerto Rico Sales Tax Financing Corp. Rev.	6.00	8/1/39	510,560
1,250,000	Puerto Rico Sales Tax Financing Corp. Rev. [6]	6.13	8/1/29	786,362
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. [6]	6.25	8/1/33	906,495
1,000,000	Puerto Rico Sales Tax Financing Corp. Rev. [6]	6.75	8/1/32	788,540

				2,991,957

Single Family Mortgage - 12.8%
1,000,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA Collateralized)	4.63	12/1/30	923,320
1,408,369	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	1,454,521
298,513	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	305,143
1,850,554	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	1,925,483
275,951	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	253,698

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

287,436	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	5.70	4/1/27	301,759
717,811	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.10	4/1/27	750,450
2,959,803	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	3,073,104
1,318,803	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	1,378,505
675,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	694,069
6,180,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	5,927,362
1,725,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	1,733,642
1,980,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,924,283
495,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	498,336
330,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	340,118
45,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.30	7/1/11	45,519
110,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.45	1/1/17	111,097
40,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.70	1/1/17	40,415
325,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.85	7/1/19	335,933
1,365,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.90	7/1/28	1,388,969
1,800,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	6.00	7/1/22	1,824,858
1,000,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/27	948,970
1,950,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.80	7/1/26	1,886,840
725,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	5.00	1/1/20	727,197
1,115,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.00	1/1/37	1,154,025
1,935,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.15	7/1/28	1,887,089
1,935,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.25	7/1/33	1,856,129
1,355,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.50	7/1/28	1,364,377
210,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	5.60	7/1/13	210,624
1,435,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.65	7/1/33	1,441,587
15,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.90	7/1/29	15,068
180,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	5.90	7/1/25	180,103
35,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	6.00	1/1/16	35,073
360,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (NATL-RE Insured)	5.35	7/1/17	373,525

				37,311,191

Transportation - 2.2%
2,500,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. [8]	5.00	1/1/22	2,534,550
3,500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (AMBAC Insured) [8]	5.00	1/1/25	3,285,135
1,000,000	Puerto Rico Highways & Transportation Auth. Rev. Ref. (AMBAC Insured) [1]	0.72	7/1/45	523,520

				6,343,205

Utility - 7.1%
1,000,000	Chaska Electric Rev. Ref. (Generating Facs. Proj.)	5.25	10/1/25	1,017,980
1,465,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	1,416,435
3,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	2,999,760
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	954,040
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	952,050
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	713,881
2,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/24	2,051,780
250,000	North Branch Electric System Rev.	5.00	8/1/22	255,012
500,000	North Branch Electric System Rev.	5.75	8/1/28	510,240
885,000	Puerto Rico Electric Power Auth. Rev.	5.00	7/1/21	909,948
2,000,000	Puerto Rico Electric Power Auth. Rev. (NATL-RE FGIC Insured)	5.00	7/1/22	2,029,340
1,250,000	Puerto Rico Electric Power Auth. Rev. Ref. [1]	0.87	7/1/25	926,162
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,019,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit Minnesota Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

3,450,000	Southern MN Power Agy. Power Supply System Rev. (NATL-RE Insured) [1]	2.79	1/1/13	3,344,672
780,000	Virgin Islands Water & Power Auth. Water System Rev. Ref.	5.50	7/1/17	781,240

				20,882,040

Total Municipal Bonds
(cost: $291,553,929)				281,557,860

Closed-End Mutual Funds - 0.8%
43,192	First American Minnesota Municipal Income Fund II (MXN)			642,265
116,300	MN Municipal Income Portfolio (MXA)			1,671,231

Total Closed-End Mutual Funds
(cost: $2,125,313)				2,313,496

Short-Term Securities - 2.7%
7,912,491	Wells Fargo Minnesota Municipal Cash Fund, 0.01%
Total Short-Term Securities
(cost: $7,912,491)				7,912,491

Total Investments in Securities - 99.9%
(cost: $301,591,733)				291,783,847
Other Assets and Liabilities, net - 0.1%				401,587

Total Net Assets - 100.0%				$292,185,434

[1]	Variable rate security. Rate disclosed is as of December 31, 2010.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2010 was $375,830 and represented 0.1% of net assets.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2010 was $123,330 and represented 0.0% of net assets.

[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2010, 14.7% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2010 was $7,241,518 and represented 2.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of December 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to schedule of investments):

	Investment in Securities
	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Securities	$7,912,491	—	—	$7,912,491
Closed-End Mutual Funds	2,313,496	—	—	2,313,496
Municipal Bonds	—	$281,557,860	—	281,557,860
Total:	$10,225,987	$281,557,860	—	$291,783,847

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit High Income Municipal Bond Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 95.9%
Alabama - 1.0%
300,000	Bessemer Medical Clinic Rev. (Bessemer Carraway) (NATL-RE Insured)	7.25	4/1/15	300,810
250,000	Cullman Co. Health Care Auth. Rev.	6.25	2/1/23	241,565
100,000	Huntsville-Redstone Village Special Care Facs. Auth. Rev.	5.25	1/1/15	97,887
150,000	Pell City Special Care Rev. (Noland Health Services)	5.25	12/1/27	139,041

				779,303

Alaska - 0.9%
250,000	AK Industrial Dev. & Export Rev. (Boys & Girls Home)	5.50	12/1/12	201,790
150,000	Aleutians East Borough Rev. (Aleutian Pribilof Islands) (ACA Insured)	5.00	6/1/20	132,644
300,000	Aleutians East Borough Rev. (Aleutian Pribilof Islands) (ACA Insured)	5.50	6/1/25	257,973
150,000	Matanuska-Susitna Boro C.O.P (Animal Care) [9]	5.75	3/1/23	153,333

				745,740

Arizona - 5.8%
89,449	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	74,311
250,000	Festival Ranch Community Facs. District G.O.	6.25	7/15/24	248,078
250,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community)	5.50	7/1/22	229,970
1,000,000	Goodyear McDowell Rd. Comm. Corridor Improvement Dist. Special Assessment (AMBAC Insured)	5.25	1/1/32	929,130
210,000	Pima Co. Industrial Dev. Auth. Education Rev. (American Charter Schools Foundation Proj.)	5.13	7/1/15	208,257
180,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.) [4]	6.10	7/1/24	165,118
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	5.00	7/1/26	199,530
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.75	7/1/31	233,862
450,000	Pima Co. Industrial Dev. Auth. Education Rev. (Cambridge Academy)	5.88	4/1/22	422,284
90,000	Pima Co. Industrial Dev. Auth. Education Rev. (Center For Academic Success Proj.) [4]	5.38	7/1/22	80,145
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	245,802
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	215,188
200,000	Pima Co. Industrial Dev. Auth. Rev. (Tucson Electric Power Company Proj.)	5.75	9/1/29	197,728
200,000	Pinal Co. Industrial Dev. Rev. (Florence West Prison) (ACA Insured) [9]	5.25	10/1/18	195,384
505,000	Southside Community Special Assessment Rev. (Prescott Valley)	6.13	7/1/18	476,745
300,000	University Medical Center Corp. Hospital Rev.	6.25	7/1/29	310,587
270,000	West Campus Hsg. LLC Rev. (AZ State Univ. West Campus) (AMBAC Insured)	5.00	7/1/25	243,370

				4,675,489

California - 13.3%
250,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	237,570
235,000	Alameda Corridor Transportation Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.71	10/1/24	185,112
90,000	Bell Community Hsg. Auth. Lease Rev. (AMBAC Insured) [9]	5.00	10/1/30	67,523
250,000	CA Finance Auth. Rev. (Kern Regional Center Proj.) [9]	6.88	5/1/25	258,575
250,000	CA Finance Auth. Rev. (Literacy First Proj.)	5.50	9/1/22	230,905
250,000	CA Health Facs. Finance Auth. Rev. (Sutter Health) (NATL-RE Insured)	5.38	8/15/30	243,628
500,000	CA Housing Finance Agency Rev. (Non Ace-Mortgage)	5.45	8/1/33	470,905
250,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	240,515
125,000	CA Mobilehome Park Financing Rev. (Ranch Vallecitos) (ACA Insured)	5.25	11/15/36	99,009
430,000	CA Municipal Finance Auth. C.O.P. (Community Hospitals)	5.25	2/1/37	356,341
400,000	CA Municipal Finance Auth. Educational Fac. Rev. (King/Chavez)	8.00	10/1/22	441,748
250,000	CA Municipal Finance Auth. Rev. Sr. Living (Pilgrim Place Claremont) (CA MTG Insured)	5.88	5/15/29	250,390
250,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	168,998
350,000	CA Statewide Communities Dev. Auth. Rev. (American Baptist)	5.75	10/1/25	330,200
140,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Education Student Hsg. Proj.)	5.40	6/1/17	137,761
100,000	CA Statewide Communities Dev. Auth. Special Tax (Orinda Proj.)	6.00	9/1/29	82,783
500,000	Center Unified School District G.O. (1991 Election) (NATL-RE Insured) [6]	6.07	8/1/31	113,255

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit High Income Municipal Bond Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

380,000	Eden Township Healthcare District, C.O.P.	5.75	6/1/25	365,302
250,000	El Paso De Robles Redevelopment Agency Tax Allocation	6.38	7/1/33	253,350
245,000	Foothill/Eastern Corridor Agy. Toll Road Rev. Ref. [6]	9.65	1/15/22	108,111
250,000	Glendale Redev. Agy. Tax Allocation	5.50	12/1/24	242,195
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	236,340
395,000	Hawthorne School District G.O. (1997 Election) (NATL-RE Insured) [6]	6.70	11/1/26	128,885
300,000	Kern Public Services Fin. Auth. Lease Rev. (County Services Fac. Proj.) [9]	5.25	3/1/27	284,019
1,000,000	La Mirada Redevelopment Agency Tax Allocation (Merged Proj.) (NATL-RE Insured) [6]	6.70	8/15/27	319,160
250,000	Lancaster Redev. Agy. Tax Allocation (Redev. Projs.)	6.00	8/1/24	259,660
275,000	Lemon Grove Community Dev. Agency Tax Allocation (Redev. Proj.)	5.15	8/1/25	251,229
15,000	Los Angeles Regional Airports Improvement Lease Rev. [9]	10.25	1/1/13	15,493
300,000	Los Angeles Unified School District C.O.P. (Administration Building Proj.) (AMBAC Insured) [9]	5.00	10/1/31	266,361
150,000	Mill Valley C.O.P. (The Redwoods) (NATL-RE IBC CA MTG Insured)	5.75	12/1/20	150,476
500,000	Moreno Valley Unified School District G.O. (NATL-RE Insured) [6]	6.20	8/1/23	220,320
250,000	Palmdale Community Redev. Agy. Tax Allocation (AMBAC Insured) [6]	6.95	12/1/20	141,835
450,000	Rialto Redev. Agy. Tax Allocation (Merged Proj.)	6.25	9/1/37	453,218
500,000	Richmond Community Redev. Agy. Tax Allocation	6.00	9/1/30	487,730
250,000	Richmond Joint Powers Lease Rev. (Point Potrero)	6.25	7/1/24	263,775
500,000	Riverside Co. Asset Leasing Rev. (Riverside Co. Hospital) (NATL-RE Insured)[6]	6.10	6/1/22	244,945
200,000	Riverside Co. Asset Leasing Rev. (Riverside Co. Hospital) (NATL-RE Insured)[6]	6.60	6/1/24	83,430
250,000	Riverside Co. Redev. Agy. Tax Allocation (Interstate 215 Corridor)	6.00	10/1/25	245,182
250,000	Rohnert Park Community Dev. Tax Allocation (NATL-RE Insured) [6]	7.75	8/1/30	62,132
250,000	San Gorgonio Health Care G.O. (Election 2006)	7.00	8/1/27	267,475
300,000	Sierra View Health Care District Rev.	5.00	7/1/19	299,385
250,000	South Bayside Waste Management Rev. (Shoreway Environmental Center)	6.25	9/1/29	258,242
350,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.50	12/1/37	253,470
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.05	8/1/28	282,005
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	220,390
235,000	Vallejo City Unified School District Special Tax (Community Facilities District No. 2) (XLCA Insured)	4.15	9/1/31	152,571

				10,731,904

Colorado - 5.0%
250,000	CO Education & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	226,422
500,000	CO Education & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	476,880
250,000	CO Health Facs. Auth. Rev. (American Baptist Homes)	6.50	8/1/15	246,780
500,000	CO Health Facs. Auth. Rev. (Total Long Term Care Nat’l)	6.00	11/15/30	476,025
500,000	Delta Co. Memorial Hospital District Rev.	5.50	9/1/30	463,165
195,000	Denver Health & Hospital Auth. Healthcare Rev. [1]	1.30	12/1/33	125,295
150,000	E-470 Public Highway Auth. Rev. (NATL-RE Insured)	5.50	9/1/24	148,188
1,000,000	E-470 Public Highway Auth. Rev. Capital Appreciation (NATL-RE Insured) [6]	6.20	9/1/28	276,060
350,000	Gunnison Co. (Western State College)	6.10	7/15/19	346,374
500,000	Kremmling Memorial Hospital District C.O.P.	6.00	12/1/22	484,275
750,000	Regional Transportation District Private Activity Rev. (Denver Trans. Partners)	6.00	1/15/34	744,428

				4,013,892

Connecticut - 1.2%
250,000	CT Dev. Auth. First Mtg. Gross Rev. (Church Homes, Inc.)	5.70	4/1/12	250,360
50,000	CT Dev. Auth. Pollution Control Rev. Ref. (CT Light & Power)	5.85	9/1/28	50,302
250,000	Hamden Facs. Rev. (Whitney Center Proj.)	6.13	1/1/14	251,335
250,000	Harbor Point Infrastructure Improvement District Special Obligation Rev. Tax Allocation	7.00	4/1/22	252,672
250,000	Mashantucket Western Pequot Tribe Sub. Special Rev. 2, [4,5]	5.75	9/1/18	115,498

				920,167

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit High Income Municipal Bond Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

District of Columbia - 1.1%
250,000	DC Rev. (Friendship Public Charter School) (ACA Insured)	5.00	6/1/26	208,042
1,000,000	Metro DC Airports Dulles Toll Road Capital Apprec. Rev. (Assured Guaranty) [6]	6.50	10/1/41	702,100

				910,142

Florida - 6.2%
150,000	Alachua Co. Health Facs. Rev. (Shands Health Care)	6.75	12/1/30	158,253
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	415,630
100,000	Connerton West Community Dev. District Cap. Improvement Special Assessment Rev. (Pasco Co.) 2, [5]	5.13	5/1/16	37,960
250,000	Gramercy Farms Community Dev. District Special Assessment 2, [5]	5.10	5/1/14	109,750
205,000	Heritage Landing Community Dev. Special Assessment (Radian-IBCC Insured)	5.60	5/1/36	169,478
150,000	Highlands Co. Health Facs. Auth. Rev. (Adventist Health) [1]	5.00	11/15/31	139,342
100,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5]	5.00	11/1/11	35,960
200,000	Lakeland Retirement Community Rev. Ref. (Carpenters)	5.88	1/1/19	198,554
250,000	Lee Co. Industrial Dev. Auth. Health Care Facs. Rev. (Lee Charter Foundation)	5.25	6/15/27	203,840
250,000	Lee Co. Industrial Dev. Auth. Health Care Facs. Rev. Ref. (Shell Point/Alliance Community)	5.00	11/15/29	208,115
50,000	Miami Special Rev. Ref. (NATL-RE Insured) [6]	6.75	1/1/15	39,290
150,000	Miami-Dade Co. Health Facilities Auth. Hosp. Rev. (Miami Children’s Hosp.)	6.00	8/1/30	148,628
400,000	Miami-Dade Co. Special Obligation Rev. Ref. Sub. (NATL-RE Insured)[6]	7.01	10/1/24	162,320
125,000	Miami-Dade Co. Special Obligation Rev. Ref. Sub. (NATL-RE Insured)[6]	7.30	10/1/25	46,885
820,000	Palm Bay Utility Rev. (NATL-RE FGIC Insured) [6]	5.92	10/1/31	223,844
250,000	Pinellas Co. Educational Facs. Auth. Rev. (Barry University Proj.) (Radian Insured)	6.25	10/1/15	252,950
245,000	Sail Harbour Community Dev. District Special Assessment (Radian-IBCC Insured)	5.50	5/1/36	204,942
200,000	Sarasota Co. Health Facs. Auth. Retirement Rev. Ref. (Village on the Isle)	5.50	1/1/27	173,302
250,000	Sarasota National Community Dev. District Special Assessment Rev. 2, [5]	5.30	5/1/39	44,850
50,000	Seminole Tribe Special Obligation Rev. [4]	5.75	10/1/22	48,624
150,000	Seminole Tribe Tribal Economic Development [4]	5.13	10/1/17	145,258
300,000	South Lake Co. Hospital District Rev.	6.00	4/1/29	294,105
150,000	St. Johns Co. Industrial Dev. Auth. Rev. (Presbyterian Retirement)	5.88	8/1/40	145,792
250,000	St. Johns Co. Industrial Dev. Auth. Rev. Ref. (Glenmoor)	5.00	1/1/16	229,505
150,000	Stoneybrook South Community Dev. District Special Assessment Rev. 2, [5]	5.45	11/1/15	63,750
300,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	6.38	12/1/30	294,837
185,000	Tampa Hospital Rev. (H. Lee Moffitt)	5.75	7/1/29	178,075
135,000	Village Community Dev. Dist # 5 Special Assessment Rev.	6.50	5/1/33	136,742
25,000	Waters Edge Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5]	5.00	11/1/12	10,997
500,000	West Orange Healthcare District Rev.	5.80	2/1/31	494,130

				5,015,708

Georgia - 1.5%
250,000	Atlanta Airport General Rev. Ref. (NATL-RE FGIC Insured)	5.75	1/1/20	252,040
150,000	Atlanta Tax Allocation (Eastside Proj.)	5.60	1/1/30	137,996
250,000	DeKalb Co. Hospital Auth. Rev. (De Kalb Medical Center)	6.00	9/1/30	246,852
500,000	Gainesville & Hall Co. Development Auth. Rev.	6.38	11/15/29	505,180
100,000	Medical Center Hospital Auth. Rev. Ref. (Spring Harbor Green Island Proj.)	5.25	7/1/27	84,199

				1,226,267

Guam - 0.1%
100,000	Northern Mariana Islands Commonwealth G.O.	5.00	10/1/22	85,620

Hawaii - 1.5%
350,000	Hawaii State Dept. of Budget & Fin. Special Purpose Rev. (Kahala Nui Proj.)	8.00	11/15/33	368,210
400,000	HI Dept. Budget & Finance Special Purpose Rev.	6.40	11/15/14	401,404
500,000	HI Pacific Health Special Obligation Group Purpose Rev.	5.25	7/1/30	464,280

				1,233,894

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit High Income Municipal Bond Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Idaho - 1.6%
300,000	ID Hsg. & Fin. Assoc. Economic Dev. Rev. (TDF Facs. Proj. Recovery Zone Facs.)	6.50	2/1/26	298,554
250,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Compass Public Charter School Proj.)	5.50	7/1/30	211,135
335,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.50	12/1/18	317,275
150,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Liberty Charter School Proj.)	5.50	6/1/21	142,462
100,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (North Star Charter School)	9.00	7/1/21	113,130
220,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Victory Charter School Proj.)	5.63	7/1/21	206,151

				1,288,707

Illinois - 6.0%
320,000	Cook Co. School District No. 148 Rev. (Dolton)	5.50	12/1/27	295,766
150,000	Harvey Ref. & Improvement G.O.	5.50	12/1/27	133,746
210,000	IL Dev. Fin. Auth. Rev. (Provena Health) (NATL-RE Insured)	5.13	5/15/23	202,255
170,000	IL Fin. Auth. Rev. (Community Rehab. Providers Facs.)	4.20	7/1/11	168,761
150,000	IL Fin. Auth. Rev. (Elmhurst Memorial)	5.63	1/1/37	132,782
250,000	IL Fin. Auth. Rev. (IL Institute of Technology)	6.25	2/1/19	268,872
205,000	IL Fin. Auth. Rev. (International Ice Center) 2, [5]	7.00	12/1/35	18,382
100,000	IL Fin. Auth. Rev. (Noble Network Charter School) (ACA Insured)	4.30	9/1/15	91,220
250,000	IL Fin. Auth. Rev. (Noble Network Charter School) (ACA Insured)	5.00	9/1/27	188,925
165,000	IL Fin. Auth. Rev. (OSF Healthcare Sys.)	5.25	11/15/22	159,931
250,000	IL Fin. Auth. Rev. (Rush Univ. Medical Center)	6.38	11/1/29	260,205
150,000	IL Fin. Auth. Rev. (Swedish American Hospital) (AMBAC Insured)	5.00	11/15/23	145,966
350,000	IL Fin. Auth. Rev. (Swedish Covenant)	5.75	8/15/29	334,576
350,000	IL Fin. Auth. Rev. (Tabor Hills Supportive Living Proj.)	5.25	11/15/26	297,188
200,000	IL Fin. Auth. Rev. (TEMPS-50-The Admiral at the Lake Proj.)	6.00	5/15/17	196,054
100,000	IL Fin. Auth. Rev. (Wesleyan Univ.) (CIFG Insured)	4.20	9/1/20	89,665
150,000	IL Fin. Auth. Rev. Ref. (Christian Homes, Inc. Proj.)	5.25	5/15/12	149,130
200,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	176,824
150,000	IL Health Facs. Auth. Rev. (Centegra Health Sys.) (AMBAC-TCRS Insured)	5.25	9/1/24	144,465
210,000	IL Health Facs. Auth. Rev. (Ingalls Health System Proj.) (NATL-RE Insured)	6.25	5/15/14	211,728
100,000	IL Health Facs. Auth. Rev. Ref. (Sinai Health) (FHA Insured)	5.00	8/15/24	100,555
100,000	Lake Co. Community School District #3 G.O. (Beach Park) (AMBAC Insured) [6]	6.47	2/1/19	72,260
82,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate)	5.75	3/1/22	45,051
500,000	Railsplitter Tobacco Settlement Auth. Rev.	6.25	6/1/24	507,060
90,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	83,146
500,000	Winnebago & Stephenson Co. G.O. (School District 321) (NATL-RE FGIC Insured) [6]	5.25	1/1/19	345,065

				4,819,578

Indiana - 2.4%
250,000	Crown Point Economic Dev. Rev. (Wittenberg Village Proj.)	6.50	11/15/13	248,175
260,000	Damon Run Conservancy District G.O. (State Intercept Insured)	6.38	1/1/27	261,100
205,000	Delaware Co. Hospital Rev. (Cardinal Health System)	5.00	8/1/24	185,597
370,000	East Chicago Redev. Tax Allocation (Harborside)	5.50	1/15/16	375,272
250,000	Hammond Public Improvement Board Rev.	6.50	8/15/25	253,052
215,000	IN Finance Auth. Rev. (Drexel Foundation Education Facs. Proj.)	6.00	10/1/21	211,472
100,000	Richmond Hospital Auth. Rev. (Reid Hospital)	6.50	1/1/29	105,740
150,000	St. Joseph Co. Economic Dev. Rev. (Holy Cross Village)	5.70	5/15/28	134,724
150,000	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) [2,5]	5.80	2/15/24	57,195
250,000	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) [2,5]	5.25	2/15/28	95,325

				1,927,652

Iowa - 0.4%
150,000	IA Finance Auth. Sr. Hsg. Rev. Ref. (Walnut Ridge Proj.)	5.00	12/1/14	137,703

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit High Income Municipal Bond Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

100,000	IA Finance Auth. Sr. Living Facs. Rev. (Deerfield Retirement Community, Inc.)	5.00	11/15/21	75,295
200,000	IA Finance Auth. Sr. Living Facs. Rev. (Deerfield Retirement Community, Inc.)	5.50	11/15/27	143,482

				356,480

Kansas - 0.3%
500,000	Wyandotte Co. Govt. Special Obligation Rev. [6]	6.07	6/1/21	266,010

Kentucky - 0.5%
113,000	Jefferson Co. Mtg. Rev. (Christian Church Homes)	6.13	11/15/13	113,207
250,000	Louisville/Jefferson Co. Health Fac. Rev. (Jewish Hospital St. Mary’s Healthcare)	6.00	2/1/22	256,408

				369,615

Louisiana - 1.2%
195,000	LA Local Govt. Rev. (Capital Projects & Equipment Acquisition) (ACA Insured)	6.55	9/1/25	198,795
250,000	LA Public Facs. Auth. Hospital Rev.	6.75	7/1/39	258,812
150,000	New Orleans Aviation Board Gulf Opportunity Zone (Consolidated Rental Car)	6.00	1/1/25	152,378
250,000	New Orleans Sewer Service Rev. Ref. (Assured Guaranty)	6.00	6/1/24	258,658
125,000	St. John Baptist Parish Rev. (Marathon Oil Corp.)	5.13	6/1/37	113,378

				982,021

Maine - 0.2%
150,000	ME Education Auth. Student Loan Rev. (Assured Guaranty)	5.63	12/1/27	150,940

Maryland - 0.5%
250,000	Howard Co. Retirement Community Rev. (Vantage House)	5.25	4/1/27	199,235
250,000	MD State Health & Higher Education Facs. Rev. (Patterson Park)	5.10	7/1/20	236,900

				436,135

Massachusetts - 0.5%
225,000	MA Development Finance Agency Facs. Rev.	6.25	6/1/14	222,172
20,000	MA Education Finance Auth. Education Loan Rev.	5.20	1/1/27	19,203
185,000	MA Health & Education Facilities Auth. Rev. (Quincy Medical Center)	5.13	1/15/12	183,890

				425,265

Michigan - 3.3%
345,000	Advanced Technology Academy Public School Rev.	6.00	11/1/28	305,956
170,000	Benton Township Sewer Improvement G.O. (AMBAC Insured)	5.50	8/1/20	170,184
240,000	Detroit Convention Fac. Capital Appreciation Rev. (NATL-RE Insured) [6]	6.17	9/30/14	212,357
190,000	Detroit Downtown Dev. Auth. Tax Allocation (Dev. Area No. 1) (NATL-RE Insured)	4.75	7/1/25	161,948
150,000	Detroit G.O. (XLCA Insured)	5.25	4/1/20	127,755
100,000	Detroit Sewage Disposal System Rev. Ref. Second Lien (NATL-RE Insured)	5.50	7/1/22	103,272
250,000	Grand Traverse Academy Public School Academy Rev. Ref.	5.00	11/1/22	217,478
50,000	Kentwood Economic Ltd. Obligation Rev. (Holland Home)	5.25	11/15/14	48,734
200,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Academy)	8.00	9/1/21	216,886
155,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	156,465
150,000	MI Public Education Facs. Auth. Rev. Ref. (Landmark Academy)	6.00	6/1/20	146,830
400,000	MI State Hospital Finance Auth. Rev. (Hospital-Crittenton)	5.63	3/1/27	383,380
40,000	MI State Hospital Finance Auth. Rev. Ref. (Detroit Medical Group) (AMBAC Insured)	5.25	8/15/27	38,080
150,000	MI Strategic Fund Rev. Ref. (Detroit Edison) (XLCA-ICR Insured)	5.45	9/1/29	144,214
300,000	MI Tobacco Settlement Finance Auth. Sr. Rev.	5.13	6/1/22	254,157

				2,687,696

Minnesota - 4.9%
350,000	Anoka Co. Hsg. & Redev. Rev. [9]	6.88	5/1/40	335,934
340,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.00	6/1/20	326,774
100,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC Proj.)	5.50	8/1/25	85,281

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit High Income Municipal Bond Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

90,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.00	2/15/17	84,126
500,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	496,760
250,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	232,318
350,000	Sartell Health Care & Hsg. Facs. Rev. (Foundation for Healthcare Proj.)	6.63	9/1/29	336,679
430,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	437,181
70,000	St. Cloud Hsg. & Redev. Auth. Multifamily Rev. (Germain Towers Proj.) (HUD Section 8)	5.90	9/1/20	60,098
285,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	271,283
150,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (US Bank Operations)	6.50	8/1/22	139,167
375,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	308,910
400,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Ecullet Proj.)	6.25	11/1/15	402,604
115,000	White Earth Band of Chippewa Indians Rev. (ACA Insured)	7.00	12/1/11	117,812
300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	274,788

				3,909,715

Missouri - 3.7%
370,000	Community Memorial Hospital District Rev.	6.68	12/1/34	299,744
300,000	Fenton Tax Increment Rev. (Gravois Bluffs Redev.)	4.50	4/1/21	283,227
300,000	Independence 39th St. Transportation District Rev. Ref. & Improvement	6.88	9/1/32	277,323
140,000	Joplin Industrial Dev. Auth. Rev. Ref. (Christian Homes, Inc. Proj.)	5.50	5/15/17	133,760
500,000	Kansas City Industrial Dev. Auth. Multifamily Hsg. Rev. (Grand Blvd. Lofts)	5.00	1/1/12	499,665
300,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	280,929
690,000	Kansas City Special Obligation Capital Appreciation Rev. [6]	6.55	2/1/23	351,728
250,000	Kirkwood Industrial Dev. Auth. Retirement Community Rev.	6.50	5/15/15	248,292
250,000	Kirkwood Industrial Dev. Auth. Retirement Community Rev.	8.00	5/15/21	260,662
100,000	Lakeside 370 Levee District Improvement Special Tax	7.00	4/1/28	89,429
250,000	MO Health & Educational Facs. Auth. (Senior Living Facs.-Lutheran Senior)	5.38	2/1/35	226,388

				2,951,147

Nebraska - 0.3%
250,000	Nebraska Investment Fin. Auth. Single Family Hsg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.90	9/1/36	251,622

Nevada - 2.4%
215,000	Clark Co. Improvement District Special Assessment (128 Summerlin)	5.00	2/1/20	176,691
250,000	Las Vegas Paiute Tribe Rev. (ACA Insured)	6.63	11/1/17	208,480
200,000	Mesquite Redev. Agy. Tax Allocation Rev.	6.00	6/1/15	212,734
160,000	North Las Vegas Local Improvement Ref. (Special Improvement District No. 60-B)	5.10	12/1/22	129,038
425,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 1 Proj.)	5.00	1/15/22	409,590
400,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 2 Proj.)	6.40	6/1/20	371,648
300,000	Sparks Tourism Improvement District No. 1 Sr. Sales Tax Rev. [4]	6.50	6/15/20	285,564
150,000	Sparks Tourism Improvement District No. 1 Sr. Sales Tax Rev. [4]	6.75	6/15/28	132,514

				1,926,259

New Hampshire - 0.2%
600,000	Manchester Hsg. & Redev. Auth. Rev. (ACA Insured) [6]	7.60	1/1/27	131,814

New Jersey - 0.5%
230,000	NJ Health Care Facs. Finance Auth. Rev. (AMBAC Insured)	6.25	7/1/16	230,391
145,000	NJ Health Care Rev. (St. Josephs Health Care System)	5.75	7/1/15	155,048

				385,439

New York - 0.5%
250,000	NY Dorm Auth. Rev. (Frances Schervier Home) (Radian Insured)	5.50	7/1/27	238,028
200,000	Seneca Nation Indians Capital Improvement Auth. Special Obligation Rev. [4]	5.00	12/1/23	158,358

				396,386

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit High Income Municipal Bond Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

North Carolina - 0.3%
240,000	Buncome Co. Proj. Dev. Finance Rev. (Woodfin Downtown Corridor Dev.)	6.75	8/1/24	207,727

North Dakota - 0.6%
20,240	City of Washburn (Bismarck State College Foundation)	5.01	4/1/32	19,367
250,000	Grand Forks Healthcare System Rev. (Altru Health) (NATL-RE Insured)	5.63	8/15/27	240,205
250,000	ND Hsg. Fin. Agency (Home Mtge. Fin.) (GO of AGY. Insured)	5.05	7/1/40	232,985

				492,557

Ohio - 1.9%
250,000	Bowling Green Student Hsg. Rev. (State Univ. Proj.)	5.75	6/1/31	228,690
395,000	Buckeye Tobacco Settlement Finance Auth. Asset-Backed Sr. Rev.	5.13	6/1/24	304,197
245,000	Cleveland-Cuyahoga Co. Port Auth. Dev. Rev. (St. Clarence Proj.)	6.00	5/1/21	220,169
140,900	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	143,569
205,000	Hamilton Co. Healthcare Rev. Ref. (Life Enriching)	5.00	1/1/27	178,752
150,000	Ross Co. Hospital Rev. Ref. (Adena Health System)	5.75	12/1/28	150,939
250,000	Toledo-Lucas Co. Special Assessment Rev. (Crocker Park)	5.38	12/1/35	202,650
170,000	Toledo-Lucas Co. Special Assessment Rev. (Town Square)	5.40	11/1/36	129,564

				1,558,530

Oklahoma - 0.3%
250,000	Langston Economic Dev. Rev. (Langston Univ./LDF) (ACA Insured)	5.00	5/1/35	207,902

Oregon - 0.8%
150,000	Forest Grove Campus Improvement Rev. (Pacific Univ.)	6.00	5/1/30	153,111
200,000	Redmond Airport Rev.	5.50	6/1/24	194,376
300,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/21	270,663

				618,150

Pennsylvania - 3.7%
500,000	Allegheny Co. Industrial Development Auth. Charter School Rev. (Propel Charter-East)	5.90	8/15/26	452,160
300,000	Chester Co. Health & Education Facs. Auth. Hospital Rev.	6.75	7/1/31	285,957
170,000	Crawford Co. Industrial Dev. Rev. (Allegheny College)	6.00	11/1/31	173,330
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	243,808
250,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.21	8/15/42	157,375
500,000	Luzerne Co. G.O. (FSA Insured)	7.00	11/1/26	542,765
60,000	Montgomery Co. Industrial Dev. Auth. Rev. (Whitemarsh)	6.00	2/1/21	55,625
250,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.75	12/1/28	186,588
500,000	PA Turnpike Commission Rev. Capital Appreciation (AGM Insured) [6]	6.25	6/1/33	376,355
400,000	Philadelphia Hospital & Higher Education Facs. Auth. Hospital Rev. (Temple Univ. Hospital)	6.63	11/15/23	400,200
100,000	Quakertown General Auth. Health Rev. (Lifequest) (GNMA Collateralized)	6.05	7/20/24	103,358

				2,977,521

Puerto Rico - 0.4%
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [6]	6.13	8/1/29	314,545

Rhode Island - 1.3%
350,000	RI Health & Education Building Corp. Rev. (Johnson & Wales) (AMBAC Insured)	6.10	4/1/26	350,063
200,000	RI Health & Education Building Corp. Rev. (Steere House Proj.)	5.80	7/1/20	190,626
250,000	RI Health & Education Building Corp. Rev. Ref. (Univ. of RI)	6.50	9/15/28	270,722
200,000	RI Hsg. & Mtge. Fin. Corp. (Multifamily Dev.)	5.63	10/1/40	190,696

				1,002,107

South Dakota - 0.6%
480,000	Aberdeen Economic Dev. Rev. (Presentation College)	5.63	5/1/29	449,472

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit High Income Municipal Bond Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Tennessee - 0.6%
200,000	Blount Co. Health & Education Facs. Rev. (Asbury, Inc.)	5.13	4/1/23	166,342
250,000	Metro Govt. Nashville & Davidson Co. Industrial Dev. Board Rev. Escrowed to Maturity	9.75	2/15/15	277,860

				444,202

Texas - 11.0%
350,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	337,964
160,000	Bexar Co. Health Facs. Dev. Corp. Rev.	5.88	7/1/30	152,427
500,000	Bexar Co. Hsg. Fin. Corp. Rev. (American Opportunity) (NATL-RE Insured)	5.70	1/1/21	462,265
100,000	Bexar Co. Hsg. Fin. Corp. Rev. (American Opportunity) (NATL-RE Insured)	5.80	1/1/31	85,846
150,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dymaxion & Marbach Park Apts. Proj.) (NATL-RE Insured)	6.10	8/1/30	133,094
300,000	Brazos Co. Health Facs. Development Corp. Rev. (Franciscan Services Corp.)	5.38	1/1/32	276,102
500,000	Capital Area Cultural Education Facs. Finance Corp. Rev.	5.75	4/1/26	482,730
400,000	Central TX Regional Mobility Auth. Rev.	5.75	1/1/25	393,216
250,000	Clifton Higher Education Finance Corp. Education Rev. (Uplift Education Proj.)	6.00	12/1/30	225,568
100,000	Clifton Higher Education Rev. Ref. (Tejano Center Community)	7.75	2/15/18	111,885
162,877	Galveston Co. Municipal Utilities Bond Anticipation Notes Rev.	6.16	3/1/11	130,204
250,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	247,738
55,000	Harris Co. Hsg. Fin. Corp. Multi Family Hsg. Rev. Sr. Lien (Windsor Hsg. Found.) Escrowed to Maturity	6.30	6/1/25	55,227
500,000	Harrison Co. Health Facs. Dev. Corp. Rev. (Good Shephard Health System)	5.25	7/1/28	449,705
350,000	Houston Hotel Occupancy Tax & Special Rev. (AMBAC Insured) [6]	6.34	9/1/23	157,972
195,000	Kerrville Health Facs. Rev. (Sid Peterson)	5.45	8/15/35	169,790
230,000	Lewisville Combination Contract Improvement Rev. Special Assessment	6.75	10/1/32	229,708
400,000	North TX Tollway Auth. Rev. Ref.	6.13	1/1/31	402,988
200,000	North TX Tollway Auth. Rev. Ref. First Tier	5.63	1/1/33	192,084
500,000	Port of Corpus Christi Auth. Rev. Ref. (Union Pacific Corp. Proj.)	5.65	12/1/22	482,585
100,000	Richardson Hospital Auth. Rev. Ref. (Baylor/Richardson Proj.)	5.63	12/1/28	89,258
185,000	Rio Grande Valley Health Facs. Dev. Corp. Hospital Rev. (Valley Baptist) (NATL-RE Insured)	6.40	8/1/12	185,538
200,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Air Force Village)	5.13	5/15/27	173,796
50,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (C.C. Young Memorial Home Proj.)	5.00	2/15/13	48,580
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (C.C. Young Memorial Home Proj.)	6.50	2/15/14	248,932
190,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Edgemere)	6.00	11/15/26	187,500
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Mirador Proj.)	6.25	11/15/14	248,202
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Mirador Proj.)	7.75	11/15/19	258,538
500,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Sr. Living Center Proj.)	6.50	11/15/14	491,430
410,000	Tom Green Co. Hsg. Finance Corp. Mtg. Rev. [6]	28.62	3/1/16	70,832
250,000	Travis Co. Health Facs. Dev. Corp. Rev. (Querencia Barton Creek Proj.)	5.10	11/15/15	239,275
450,000	Travis Co. Health Facs. Dev. Corp. Rev. (Westminster Manor)	6.25	11/1/16	445,630
500,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	525,985
400,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Idea Public School) (ACA Insured)	5.00	8/15/30	333,584
150,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Uplift Education)	5.35	12/1/17	148,968

				8,875,146

Utah - 1.6%
200,000	Provo Charter School Rev. (Freedom Academy Foundation)	5.50	6/15/37	144,152
200,000	UT Associated Minicipal Power System Rev.	5.00	5/1/27	159,868
250,000	UT Charter School Finance Auth. Rev. (North Davis Prep.)	5.75	7/15/20	239,900
250,000	UT Charter School Finance Auth. Rev. (North Star Academy)	6.00	7/15/20	247,848
500,000	UT Charter School Finance Auth. Rev. (Paradigm High School)	5.75	7/15/20	481,530

				1,273,298

Virgin Islands - 0.3%
250,000	Virgin Islands Public Finance Auth Rev. (Diago)	6.75	10/1/37	257,328

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit High Income Municipal Bond Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Virginia - 0.4%
250,000	VA Housing Development Auth. Commonwealth Mortgage Rev. (G.O. of Auth. Insured)	6.00	7/1/25	262,608
100,000	VA Tobacco Settlement Finance Corp. Sr. Rev.	5.00	6/1/47	58,347

				320,955

Washington - 1.4%
170,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	157,857
100,000	Quinault Indian Nation Rev. Ref. & Improvement (Beach) (ACA Insured)	5.80	12/1/15	86,469
150,000	Skagit County Public Hospital Dist. No. 1 Rev. (Skagit Valley Hospital)	6.00	12/1/30	146,586
500,000	WA Health Care Auth. Rev. (Seattle Cancer Care)	7.13	3/1/29	535,840
100,000	WA Hsg. Finance Commission Nonprofit Rev. (Skyline at First Hill Proj.)	5.10	1/1/13	95,482
150,000	WA Hsg. Finance Commission Nonprofit Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	129,291

				1,151,525

Wisconsin - 3.7%
110,000	Milwaukee Redev. Auth. Rev. (Academy of Learning)	5.50	8/1/22	92,708
480,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	5.60	2/15/29	475,118
290,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	6.40	4/15/33	293,152
105,000	WI Health & Education Facs. Auth. Rev. (Beaver Dam Community Hospital, Inc.)	6.00	8/15/19	103,125
375,000	WI Health & Education Facs. Auth. Rev. (Beaver Dam Community Hospital, Inc.)	6.50	8/15/24	365,719
100,000	WI Health & Education Facs. Auth. Rev. (Beaver Dam Community Hospital, Inc.)	6.75	8/15/34	95,295
250,000	WI Health & Education Facs. Auth. Rev. (Beloit College)	6.00	6/1/30	234,998
100,000	WI Health & Education Facs. Auth. Rev. (Marshfield Clinic) (NATL-RE Insured)	5.63	2/15/17	100,071
330,000	WI Health & Education Facs. Auth. Rev. (Sinai Samaritan Medical Center) (NATL-RE Insured)	5.88	8/15/26	321,397
250,000	WI Health & Education Facs. Auth. Rev. (St. Johns Communities, Inc.)	5.40	9/15/14	247,668
350,000	WI Health & Education Facs. Auth. Rev. Ref. (Riverview Hosp. Assn.)	5.38	10/1/27	334,884
250,000	WI Health & Education Facs. Auth. Rev. Ref. (Three Pillars)	5.60	8/15/23	247,975
100,000	WI Health & Education Facs. Auth. Rev. Ref. (Three Pillars)	5.75	8/15/26	96,148

				3,008,258

Total Municipal Bonds
(cost: $80,294,122)				77,159,830

Closed-End Mutual Funds - 2.6%
40,000	BlackRock Long-Term Municipal Advantage Trust (BTA)			403,200
5,000	BlackRock MuniHoldings Florida Insured Fund (MFL)			64,250
35,000	DWS Municipal Income Trust (KTF)			399,700
10,000	DWS Strategic Municipal Income Trust (KSM)			122,400
20,000	Invesco Municipal Income Opportunities Trust (OIA)			123,600
26,000	Invesco Van Kampen Advantage Muni Income Trust (VKI)			294,840
19,700	Invesco Van Kampen Trust for Investment Grade Municipals (VGM)			262,995
75,000	MFS High Income Municipal Trust (CXE)			353,250
10,000	PIMCO California Municipal Income Fund II (PCK)			87,700

Total Closed-End Mutual Funds
(cost: $2,059,479)				2,111,935

Short-Term Securities - 1.0%
812,789	Dreyfus Tax-Exempt Cash Management Fund, 0.12%
Total Short-Term Securities
(cost: $812,789)				812,789

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit High Income Municipal Bond Fund (Continued)

Fair Value ($)

Total Investments in Securities - 99.5%
(cost:$83,166,390)	80,084,554
Other Assets and Liabilities, net - 0.5%	380,865

Total Net Assets - 100.0%	$80,465,419

[1]	Variable rate security. Rate disclosed is as of December 31, 2010.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2010 was $589,667 and represented 0.7% of net assets.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2010 was $1,772,852 and represented 2.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2010 was $589,667 and represented 0.7% of net assets.

[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2010 was $1,576,622 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of December 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Securities	$812,789	—	—	$812,789
Closed-End Mutual Funds	2,111,935	—	—	2,111,935
Municipal Bonds	—	$77,159,830	—	77,159,830
Total:	$2,924,724	$77,159,830	—	$80,084,554

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	29

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2010

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. These are primarily inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•

Level 3 – significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of December 31, 2010 is included with the Funds’ schedule of investments.

At December 31, 2010, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Tax-Free Income	$614,543	($31,627,181)	($31,012,638)	$178,276,391)
Minnesota Tax-Free Income	2,334,610	(12,142,496)	(9,807,886)	301,591,733
High Income Municipal Bond	1,316,424	(4,398,260)	(3,081,836)	83,166,390

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 11, 2011

By:	/s/Roger J. Sit

Roger J. Sit

President

Date:	February 11, 2011